Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Nov. 30, 2020
Balance, shares at Nov. 30, 2020
Issuance of common stock to founders		$ 500	(500)
Issuance of common stock to founders, shares		500,000
Issuance of preferred stock for cash	$ 9		2,260,662		2,260,671
Issuance of preferred stock for cash, shares	9,043
Issuance of preferred stock for contributed assets	$ 1		327,999		328,000
Issuance of preferred stock for contributed assets, shares	1,312
Net loss				(1,179,028)	(1,179,028)
Balance at Nov. 30, 2021	$ 10	$ 500	2,588,161	(1,179,028)	1,409,643
Balance, shares at Nov. 30, 2021	10,355	500,000
Issuance of preferred stock for cash	$ 5		1,214,995		1,215,000
Issuance of preferred stock for cash, shares	4,860
Net loss				(2,353,113)	(2,353,113)
Issuance of preferred stock as part of settlement agreement	$ 4		983,496		983,500
Issuance of preferred stock as part of settlement agreement, shares	3,933
Balance at Nov. 30, 2022	$ 19	$ 500	$ 4,786,652	$ (3,532,141)	$ 1,255,030
Balance, shares at Nov. 30, 2022	19,148	500,000